Trade Accounts Receivable, Net (Details)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Trade Accounts Receivable, Net
Trade accounts receivable	$ 86,857,490	531,480,981	358,463,468
Less: Allowance for doubtful accounts		0	0
Total trade accounts receivable, net	86,857,490	531,480,981	358,463,468
Trade accounts receivables pledged as collateral for borrowings from financial institutions		0	0